Commitments and Contingent Liabilities - Additional Information (Details) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure Of Contingent Liabilities [Line Items]
Right to develop and distribute games period	5 years
Purchase obligations	₩ 868	₩ 1,089
Bottom of Range
Disclosure Of Contingent Liabilities [Line Items]
Percentage of commitments	20.00%
Top of Range
Disclosure Of Contingent Liabilities [Line Items]
Percentage of commitments	40.00%